Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loan impairment provisions
Financial Assets	£ 723,039	£ 694,235
ECL provisions	£ 3,792	£ 3,851
ECL provision coverage (in percentage)	1.12%	1.20%
ECL charge	£ 696	£ 398
ECL loss rate - annualised (basis points)	20.47%	12.43%
Amounts written off	£ 792	£ 1,494
Contingent liabilities
Loan impairment provisions
ECL charge	0	31
Other financial assets
Loan impairment provisions
Financial Assets	61,452	59,485
ECL charge	2	3
FVOCI
Loan impairment provisions
ECL provisions	4	5
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	49,283	46,077
ECL charge	1	1
Loans and advances
Loan impairment provisions
Financial Assets	339,968	320,256
Cash at central banks | Other financial assets
Loan impairment provisions
Financial Assets	76,100	87,200
Secured | Other financial assets
Loan impairment provisions
Financial Assets	59,400	57,000
Business loans
Loan impairment provisions
ECL provisions	3,792	3,851
Stage 1
Loan impairment provisions
ECL provisions	£ 322	£ 297
ECL provision coverage (in percentage)	0.11%	0.10%
ECL charge	£ (212)	£ (143)
Stage 1 | Loans and advances
Loan impairment provisions
Financial Assets	305,502	285,985
Stage 2
Loan impairment provisions
ECL provisions	£ 752	£ 772
ECL provision coverage (in percentage)	2.70%	2.96%
ECL charge	£ 318	£ 292
Stage 2 | Loans and advances
Loan impairment provisions
Financial Assets	27,868	26,097
Stage 3
Loan impairment provisions
ECL provisions	£ 2,718	£ 2,782
ECL provision coverage (in percentage)	41.19%	34.03%
ECL charge	£ 590	£ 249
Stage 3 | Loans and advances
Loan impairment provisions
Financial Assets	6,598	8,174
Of which: individual
Loan impairment provisions
ECL provisions	796	850
ECL charge	303	94
Amounts written off	372	272
Of which: individual | Loans and advances
Loan impairment provisions
Financial Assets	2,051	2,860
Of which: collective
Loan impairment provisions
ECL provisions	1,922	1,932
ECL charge	287	155
Amounts written off	420	1,222
Of which: collective | Loans and advances
Loan impairment provisions
Financial Assets	£ 4,547	£ 5,314